Related Party Balances and Transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions
Schedule of balances due to related parties
	June 30,	December 31,
	2023	2022
Forasen Group and its affiliates, controlled by Mr. Zhengyu Wang, Chairman and previous CEO of the Company until December 6, 2019	$959,485	$857,746
Mr. Wangfeng Yan, the CEO of the Company since December 7, 2019 and his affiliates	182,433	189,766
Total	$1,141,918	$1,047,512